UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                     (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:   3/31

Date of reporting period:   6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2012
(Unaudited)

		Fair
Shares	COMMON STOCKS - 98.01%	Value

	Accident & Health Insurance - 1.69%
24,768	StanCorp Financial Group, Inc.	$920,379

	Agriculture Production - Livestock & Animal Specialties - 2.04%
28,518	Cal-Maine Foods, Inc.	1,115,054

	Aircraft & Parts - 1.70%
16,545	Triumph Group, Inc.	930,987

	Arrangement Of Transportation Of Freight Cargo - 0.45%
10,620	Brink's Co. / The	246,172

	Bituminous Coal & Lignite Surface Mining - 2.17%
70,094	Cloud Peak Energy, Inc. *	1,185,290

	Communication Services - 1.18%
41,569	GeoEye, Inc. *	643,488

	Computer & Office Equipment - 0.93%
19,123	Lexmark International, Inc. - Class A	508,289

	Computer Communication Equipment - 0.91%
36,391	QLogic Corp. *	498,193

	Crude Petroleum & Natural Gas - 4.07%
7,850	Berry Petroleum - Class A	311,331
13,750	Bill Barrett Corp. *	294,525
16,131	Contango Oil & Gas Co. *	954,955
44,185	EXCO Resources, Inc.	335,364
14,040	Ultra Petroleum Corp. *	323,903
		2,220,078

	Drilling Oil & Gas Wells - 1.51%
183,306	Parker Drilling Co. *	826,710

	Electric Houseware & Fans - 2.01%
32,319	Helen of Troy Ltd. *	1,095,291

	Electric Work - 0.96%
18,748	EMCOR Group, Inc.	521,569

	Electronic Components & Accessories - 1.53%
88,762	Vishay Intertechnology, Inc. *	837,026

	Fabricated Structural Metal Products - 1.01%
27,165	Harsco Corp.	553,623

	Fats & Oils - 0.49%
16,295	Darling International, Inc. *	268,705

	Fire, Marine & Casualty Insurance -2.63%
30,170	AmTrust Financial Services, Inc.	896,351
5,480	Enstar Group Ltd. *	542,191
		1,438,542

	General Industrial Machinery & Equipment - 0.48%
4,960	Gardner Denver, Inc.	262,434

	Greeting Cards - 1.41%
52,528	American Greetings Corp. - Class A	767,959

	Guided Missiles & Space Vehicles & Parts -2.11%
22,834	Alliant Techsystems, Inc.	1,154,715

	Heavy Construction Other Than Building Construction - Contractors - 0.95%
30,013	Foster Wheeler AG *	520,125

	Household Furniture - 0.51%
11,990	Tempur-Pedic International, Inc. *	280,446

See accompanying notes that are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2012
(Unaudited)

		Fair
Shares	COMMON STOCKS - 98.01% - continued	Value

	Industrial Instruments For Measurement, Display & Control - 2.26%
26,597	Mesa Laboratories, Inc.	$1,236,495

	Investment Advice - 1.24%
8,665	Diamond Hill Investment Group *	678,383

	Life Insurance - 3.55%
99,190	American Equity Investment Life Holding Co.	1,092,082
31,762	Primerica, Inc.	848,998
		1,941,080

	Machine Tools, Metal Cutting Types - 1.00%
16,545	Kennametal, Inc.	548,467

	Miscellaneous Electrical Machinery, Equipment & Supplies - 1.41%
23,573	Spectrum Brand Holdings, Inc. *	767,773

	Miscellaneous - Fabricated Metal Products - 1.23%
18,427	Crane Co.	670,374

	Miscellaneous - Industrial & Commercial Machinery & Equipment - 1.18%
20,835	Curtiss-Wright Corp.	646,927

	Miscellaneous Primary Metals Products - 1.27%
40,145	Dynamic Materials Corp.	695,713

	Motor Vehicles & Passenger Car Bodies - 1.48%
9,365	Navistar International Corp. *	265,685
25,856	Oshkosh Corp. *	541,683
		807,368

	Motor Vehicles Parts & Accessories - 3.14%
60,821	Dana Holding Corp.	779,117
34,788	Tenneco, Inc. *	933,014
		1,712,131

	National Commercial Banks - 3.02%
50,335	BBCN Bancorp, Inc *	548,148
41,960	Horizon Bancorp.	1,103,548
		1,651,696

	Oil, Gas Field Services - 1.15%
52,833	RPC, Inc.	628,178

	Ordance & Accessories, (No Vehicles/Guided Missiles) - 0.43%
3,390	National Presto Industries, Inc.	236,520

	Periodicals - Publishing or Publishing & Printing - 0.48%
8,156	Meredith Corp.	260,503

	Personal Credit Institutions - 0.54%
4,505	World Acceptance Corp. *	296,429

	Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 1.65%
41,075	Kraton Performance Polymers, Inc. *	899,953

	Plastics Products - 0.50%
5,025	Tupperware Brands Corp.	275,169

	Retail - Apparel & Accessory Stores - 1.46%
31,240	Body Central Corp. *	281,160
18,569	Hanesbrand, Inc. *	514,918
		796,078

	Retail - Grocery Stores - 1.78%
95,109	Roundy's, Inc.	971,063

See accompanying notes that are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2012
(Unaudited)

		Fair
Shares	COMMON STOCKS - 98.01% - continued	Value

	Retail - Miscellaneous Retail - 1.19%
27,670	Ezcorp, Inc. - Class A *	$649,138

	Security Brokers, Dealers & Flotation Companies - 0.94%
26,464	INTL FCStone, Inc. *	512,078

	Semiconductors & Related Devices - 0.96%
107,416	Amkor Technology, Inc. *	524,190

	Services - Advertising - 1.01%
25,352	Valassis Communications, Inc. *	551,406

	Services - Business Services - 1.44%
43,953	TNS, Inc. *	788,517

	Services - Computer Integrated Systems Design - 4.72%
20,099	CACI International, Inc. - Class A *	1,105,847
40,005	Convergys Corp.	590,874
92,234	Datalink Corp. *	880,835
		2,577,556

	Services - Equipment Rental & Leasing - 1.45%
23,605	TAL International Group, Inc.	790,531

	Services - General Medical & Surgical Hospitals - 1.16%
80,675	Health Management Associates, Inc. - Class A *	633,299

	Services - Hospitals - 2.03%
24,482	Magellan Health Services, Inc. *	1,109,769

	Services - Management Services - 1.24%
28,850	ManTech International Corp. - Class A	677,110

	Services - Miscellaneous Health & Allied Services - 1.31%
20,969	Lincare Holdings, Inc.	713,365

	Services - Personal Services - 1.00%
11,710	Steiner Leisure Ltd. *	543,461

	Special Industry Machinery (No Metalworking Machinery) - 0.41%
16,640	John Bean Technologies Corp.	225,805

	State Commercial Banks - 6.02%
38,737	Bryn Mawr Bank Corp.	816,189
8,845	Home Bancshares, Inc.	270,480
39,911	Southside Bancshares, Inc.	897,199
38,107	State Bank Financial Corp. *	577,702
132,309	Wilshire Bancorp., Inc. *	725,053
		3,286,623

	Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.78%
76,724	Commercial Metals Co.	969,791

	Surety Insurance - 0.54%
21,003	Assured Guaranty Ltd.	296,142

	Water Transportation - 1.84%
118,439	Rand Logistics, Inc. *	1,006,732

	Wholesale - Computer & Peripheral Equipment & Software - 3.59%
60,709	Ingram Micro, Inc. *	1,060,586
18,656	Tech Data Corp. *	898,660
		1,959,246

	Wholesale - Miscellaneous Durable Goods - 2.23%
43,530	Schnitzer Steel Industries, Inc. - Class A	1,219,711

	Wholesale - Miscellaneous Nondurable Goods - 1.58%
20,523	Jarden Corp. *	862,376

See accompanying notes that are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2012
(Unaudited)

		Fair
Shares	COMMON STOCKS - 98.01% - continued	Value

	Wholesale - Petroleum & Petroleum Products (No Bulk Stations) - 1.14%
18,635	Macquarie Infrastructure Company LLC	$620,359

	Women's, Misses', Children's & Infants' Undergarments - 0.92%
11,775	Warnaco Group, Inc./The *	501,379

	TOTAL COMMON STOCKS (Cost $53,295,380)	53,533,959

	REAL ESTATE INVESTMENT TRUSTS - 1.77%

38,931	Hospitality Properties Trust	964,321

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $903,505)	964,321

	MONEY MARKET SECURITIES - 0.56%
306,607	Fidelity Institutional Money Market Portfolio, 0.22% (a)	306,607

	TOTAL MONEY MARKET SECURITIES (Cost $306,607)	306,607

	TOTAL INVESTMENTS (Cost $54,505,492) - 100.34%	$54,804,887

	Liabilities in excess of other assets - (0.34%)	(185,146)

	TOTAL NET ASSETS - 100.00%	$54,619,741

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at June 30, 2012.

Tax Related
Unrealized appreciation		3,003,987
Unrealized depreciation		(3,143,205)
Net unrealized depreciation		$(139,218)

Aggregate cost of securities for income tax purposes		$54,944,105

See accompanying notes that are an integral part of these financial statements.

DEAN FUNDS
DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2012
(Unaudited)

		Fair
Shares	COMMON STOCKS - 91.65%	Value

	Accident & Health Insurance - 3.60%
3,795	Reinsurance Group Of America, Inc.	$201,932
8,805	Unum Group	168,440
		370,372

	Auto Controls For Regulating Residential & Commercial Environment - 1.48%
3,620	Ingersoll-Rand PLC	152,692

	Beverages - 1.54%
3,635	Dr Pepper Snapple Group, Inc.	159,031

	Canned Fruits, Vegetable & Preserves, Jams & Jellies - 1.45%
1,975	JM Smucker Co./The	149,152

	Chemicals & Allied Products - 1.92%
3,690	FMC Corp.	197,341

	Crude Petroleum & Natural Gas - 4.96%
2,795	Noble Energy, Inc.	237,072
1,620	Pioneer Natural Resources Co.	142,900
4,365	QEP Resources, Inc.	130,819
		510,791

	Cutlery, Handtools, & General Hardware - 1.78%
2,940	Snap-On, Inc.	183,015

	Drawing & Insulating Nonferrous Wire - 1.01%
4,025	General Cable Corp. *	104,408

	Electronic Connectors - 1.67%
7,170	Molex Inc.	171,650

	Fire, Marine & Casualty Insurance - 1.43%
3,795	W.R. Berkley Corp.	147,701

	General Industrial Machinery & Equipment - 1.42%
2,760	Gardner Denver, Inc.	146,032

	Grain Mill Products - 1.85%
3,850	Ingredion, Inc.	190,652

	Household Appliances - 1.68%
2,835	Whirlpool Corp.	173,389

	Insurance Agents Brokers & Services - 1.79%
5,050	Willis Group Holdings PLC	184,275

	Investment Advice - 3.49%
2,880	Ameriprise Financial, Inc.	150,509
9,260	Invesco Ltd.	209,276
		359,785

	Life Insurance - 2.07%
4,222	Torchmark Corp.	213,422

	Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.37%
1,810	PVH Corp.	140,800

	Metalworking Machinery & Equipment - 1.48%
2,335	SPX Corp.	152,522

	Miscellaneous Electrical Machinery, Equipment & Supplies- 1.51%
2,070	Energizer Holdings, Inc.	155,767

	Miscellaneous Fabricated Metal Products - 1.46%
1,950	Parker Hannifin Corp.	149,916

	Miscellaneous Manufacturing Industries - 1.48%
9,670	International Game Technology	152,302

See accompanying notes that are an integral part of these financial statements.

DEAN FUNDS
DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2012
(Unaudited)

		Fair
Shares	COMMON STOCKS - 91.65% - continued	Value

	Motor Vehicle Parts & Accessories - 1.20%
2,260	Autoliv, Inc.	$123,532

	National Commercial Banks - 3.43%
21,685	KeyCorp	167,842
9,550	Zions Bancorporation	185,461
		353,303

	Natural Gas Distribution - 3.36%
4,205	AGL Resources, Inc.	162,944
3,885	National Fuel Gas Co.	182,517
		345,461

	Oil & Gas Field Machinery & Equipment - 2.01%
5,031	Baker Hughes, Inc.	206,774

	Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.57%
2,510	Zimmer Holdings, Inc.	161,544

	Paper Mills - 1.72%
6,155	MeadWestvaco Corp.	176,956

	Paperboard Containers & Boxes - 1.63%
4,100	Greif, Inc. - Class A	168,100

	Petroleum Refining -1.74%
3,564	Murphy Oil Corp.	179,233

	Personal Credit Institutions - 1.62%
4,810	Discover Financial Services	166,330

	Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 1.74%
3,010	Albemarle Corp.	179,516

	Pumps & Pumping Equipment - 1.91%
1,710	Flowserve Corp.	196,222

	Railroad, Line-Haul Operating - 1.52%
6,980	CSX Corp.	156,073

	Retail - Auto & Home Supply Store - 1.14%
1,725	Advance Auto Parts, Inc.	117,680

	Retail - Department Stores - 3.24%
3,275	Kohl's Corp.	148,980
5,360	Macy's, Inc.	184,116
		333,096

	Retail - Eating Places - 1.88%
3,830	Darden Restaurants, Inc.	193,913

	Retail - Miscellaneous Shopping Goods Stores - 1.53%
12,050	Staples, Inc.	157,252

	Semiconductors & Related Devices - 1.76%
5,790	Linear Technology Corp.	181,401

	Services - Advertising Agencies - 1.82%
17,255	Interpublic Group of Companies, Inc./The	187,217

	Services - Hospitals - 1.55%
2,330	Mednax, Inc. *	159,698

	Services - Management Consultant Services - 1.47%
2,535	Towers Watson & Co. - Class A	151,846

See accompanying notes that are an integral part of these financial statements.

DEAN FUNDS
DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2012
(Unaudited)

		Fair
Shares	COMMON STOCKS - 91.65% - continued	Value

	Services - Prepackaged Software - 2.29%
8,000	Synopsys, Inc. *	$235,440

	State Commercial Banks - 2.52%
2,998	Commerce Bancshares, Inc.	113,624
1,760	M&T Bank Corp.	145,323
		258,947

	Surgical & Medical Instruments & Apparatus - 2.19%
2,100	C.R. Bard, Inc.	225,624

	Wholesale - Electronic Parts & Equipment - 1.96%
6,165	Arrow Electronics, Inc. *	202,274

	Wholesale - Industrial Machinery & Equipment - 1.50%
7,250	MRC Global, Inc. *	154,280

	Wholesale - Misc. Durable Goods - 1.26%
4,630	Schnitzer Steel Industries, Inc.	129,733

	X-Ray Apparatus & Tubes & Related Irridation Apparatus - 1.65%
9,390	Hologic, Inc. *	169,396

	TOTAL COMMON STOCKS (Cost $9,290,873)	9,435,856

	REAL ESTATE INVESTMENT TRUSTS - 6.44%
8,255	BioMed Realty Trust, Inc.	154,203
2,370	Digital Realty Trust, Inc.	177,916
9,635	Host Hotels & Resorts, Inc.	152,426
6,770	Weingarten Realty Investors	178,322

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $584,429)	662,867

	MONEY MARKET SECURITIES - 1.66%
170,752	Fidelity Institutional Money Market Portfolio, 0.22% (a)	170,752

	TOTAL MONEY MARKET SECURITIES (Cost $170,752)	170,752

	TOTAL INVESTMENTS (Cost $10,046,054) - 99.75%	$10,269,475

	Other assets less liabilities - 0.25%	25,667

	TOTAL NET ASSETS - 100.00%	$10,295,142

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at June 30, 2012.

Tax Related
Unrealized appreciation		$740,438
Unrealized depreciation		(540,971)
Net unrealized appreciation		$199,467

Aggregate cost of securities for income tax purposes		$10,070,008

See accompanying notes that are an integral part of these financial statements.

Dean Funds
Related Notes to the Schedule of Investments
June 30, 2012
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Dean Funds
Related Notes to the Schedule of Investments - continued
June 30, 2012
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at June 30, 2012 in valuing the Small Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$53,533,959	$-	$-	$53,533,959

Real Estate Investment Trusts	964,321		-	964,321

Money Market Securities	306,607	-	-	306,607

Total	$54,804,887	$-	$-	$54,804,887
*Refer to the Schedule of Investments for industry classifications.

Dean Funds
Related Notes to the Schedule of Investments - continued
June 30, 2012
(Unaudited)

The following is a summary of the inputs used at June 30, 2012 in valuing the Mid Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$9,435,856	$-	$-	$9,435,856

Real Estate Investment Trusts	662,867	-	-	662,867

Money Market Securities	170,752	-	-	170,752

Total	$10,269,475	$-	$-	$10,269,475
*Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended June 30, 2012, there were no transfers between levels. The Funds did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of August 29, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant    Unified Series Trust

By
/s/ John C. Swhear
John C. Swhear, Interim President

Date           8/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ John C. Swhear
John C. Swhear, Interim President

Date           8/29/2012

By
/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date           8/29/2012